                               DEPOSITORS FUND
                                  OF BOSTON

                                An Eaton Vance
                                Exchange Fund

                               Semi-Annual Report
                               September 30, 1995

                                    [LOGO]

                                TO SHAREHOLDERS

DEPOSITORS FUND OF BOSTON HAD A TOTAL RETURN OF 17.7% DURING THE SIX MONTHS ENDING SEPTEMBER 30, 1995. That return represented a rise in net asset value per share to $111.40 from $95.16 and the reinvestment of $0.60 in income dividends. By comparison, the S&P 500 Index, an unmanaged index of common stocks, had a return of 18.2% during the same period.

-----------------------------------------------------------------------
 SHAREHOLDERS RECEIVED INCOME DIVIDENDS TOTALING $0.60 PER SHARE DURING THE SIX MONTHS ENDED SEPTEMBER 30, 1995.

THE STOCK MARKET PERFORMED VERY WELL DURING THIS SIX-MONTH PERIOD. The market's behavior was a positive response to an improved interest rate environment and prospects for continuing economic growth with limited inflation. The market continued upward during the period, rising to record levels. Stock prices rose in part because it appeared that the Federal Reserve had achieved its goal of a "soft landing" for the economy, balancing slow growth with low inflation levels.

THIS HAS BEEN A PERIOD OF STRONG PERFORMANCE FOR A WIDE RANGE OF STOCKS. Large capitalization stocks led the market surge early in the period, but participation in the rally was widespread. Many major corporations have seen sharply escalating profits, reflecting a favorable economy and the substantial cost reduction and productivity initiatives they have undertaken in recent years.

THE SECTORS OF THE MARKET THAT HAVE BEEN PARTICULARLY STRONG OVER THE PAST SEVERAL MONTHS INCLUDE TECHNOLOGY, WHICH POSTED REMARKABLE GAINS DURING MUCH OF 1995, HEALTH CARE, FINANCIAL SERVICES, CONSUMER PRODUCTS AND BASIC MATERIALS. The Fund has had meaningful positions in each of these sectors and has benefited from their strong performance.

AMONG THE FUND'S LARGEST HOLDINGS ARE HEWLETT-PACKARD CO. (TECHNOLOGY), WHICH WAS UP IN PRICE BY 39.5% OVER THE SIX-MONTH PERIOD. Other large holdings posting significant gains are Pfizer Inc. (healthcare), up 24.3%; Astra AB-Series A shares (healthcare), up 34.9%, PepsiCo Inc. (consumer products), up 30.8%; Coca-Cola Co. (consumer products), up 21.6%; and Monsanto Co., (basic materials), up 26.5%.

[Photo of Landon T. Clay]

LOOKING TO THE FUTURE, OUR OUTLOOK REMAINS BASICALLY POSITIVE BECAUSE OF CONTINUED LOW INFLATION AND SLOW-TO-MODERATE ECONOMIC GROWTH. However, any additional stock market gains are likely to depend on continued positive earnings results. Some corporate profit disappointments emerged toward the end of the period; they may signal the end of the solid gains that marked most of 1995. The market also may be more vulnerable than usual to a correction after the recent strong runup.

REGARDLESS OF CHANGES IN THE MARKET AND IN INVESTMENT CONDITIONS, WE BELIEVE THAT AN INVESTMENT IN A REPRESENTATIVE PORTFOLIO OF HIGH-QUALITY COMMON STOCKS IS LIKELY TO DELIVER SOUND LONG-TERM PERFORMANCE. That remains the strategy of Depositors Fund of Boston, and we are confident the Fund will continue to participate in the ongoing growth of the economy.

                                   Sincerely,

                             /s/ Landon T. Clay
                                 Landon T. Clay
                                   President
                                November 6, 1995

------------------------------------------------------------------------------
 ". . .WE BELIEVE THAT AN INVESTMENT IN A REPRESENTATIVE PORTFOLIO OF HIGH-QUALITY COMMON STOCKS IS LIKELY TO DELIVER SOUND LONG-TERM PERFORMANCE."

                       DEPOSITORS FUND OF BOSTON, INC.
                              SEPTEMBER 30, 1995
                                 (UNAUDITED)


                                                                   VALUE
TEN LARGEST HOLDINGS                                           (IN MILLIONS)
------------------------------------------------------------------------------
PepsiCo Inc.                                                       $5.5
------------------------------------------------------------------------------
General Re Corp.                                                    4.8
------------------------------------------------------------------------------
Coca-Cola Co.                                                       4.6
------------------------------------------------------------------------------
Hewlett-Packard Co.                                                 4.5
------------------------------------------------------------------------------
Pfizer Inc.                                                         3.8
------------------------------------------------------------------------------
Houghton Mifflin Co.                                                3.0
------------------------------------------------------------------------------
Union Pacific Corp.                                                 2.9
------------------------------------------------------------------------------
Astra AB - Series A                                                 2.9
------------------------------------------------------------------------------
McDonald's Corp.                                                    2.8
------------------------------------------------------------------------------
Reuters Holding PLC, ADR                                            2.2
------------------------------------------------------------------------------


                                                               PERCENTAGE OF
FIVE LARGEST INDUSTRY HOLDINGS                                  NET ASSETS
------------------------------------------------------------------------------
Beverages                                                          14.7%
------------------------------------------------------------------------------
Drugs                                                              12.2
------------------------------------------------------------------------------
Insurance                                                           9.3
------------------------------------------------------------------------------
Electronic Instruments                                              6.6
------------------------------------------------------------------------------
Transportation                                                      6.2
------------------------------------------------------------------------------

INVESTMENT CHANGES
SIX MONTHS ENDED SEPTEMBER 30, 1995
(UNAUDITED)
------------------------------------------------------------------------------
                                                              Shares Owned
                                                            Mar 31   Sept 30
------------------------------------------------------------------------------
INCREASES
------------------------------------------------------------------------------
Home Depot, Inc. (The)                                        --      40,000
------------------------------------------------------------------------------
DECREASES*
------------------------------------------------------------------------------
Bowne & Co., Inc.                                           108,120   91,770
------------------------------------------------------------------------------
Champion International Corp.                                 11,638    6,488
------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                  54,876   47,896
------------------------------------------------------------------------------
McCormick & Co., Non-voting                                  95,940   82,990
------------------------------------------------------------------------------
Novell Inc.                                                  10,000    --
------------------------------------------------------------------------------
*Includes investments paid in kind on redemptions.


OTHER CHANGES
------------------------------------------------------------------------------

    Shares
------------------------------------------------------------------------------
    24,360      Hewlett-Packard Co. in a 2 for 1 stock split less
                  5,880 shares paid in kind on redemptions
------------------------------------------------------------------------------
    36,000      Pfizer Inc. in a 2 for 1 stock split
------------------------------------------------------------------------------
     7,456      Parker Hannifin Corp. in a 1.5 for 1 stock split
------------------------------------------------------------------------------

                       DEPOSITORS FUND OF BOSTON, INC.
                           PORTFOLIO OF INVESTMENTS
                              SEPTEMBER 30, 1995
                                 (UNAUDITED)
--------------------------------------------------------------------------
                   COMMON STOCKS - 98.9%
--------------------------------------------------------------------------
Name of Company                                 Shares         Value
--------------------------------------------------------------------------
AEROSPACE - 2.1%
Boeing Co.                                        20,920       $ 1,427,790
                                                               -----------

BEVERAGES - 14.7%
Coca-Cola Co.                                     67,206       $ 4,637,214
PepsiCo Inc.                                     106,985         5,456,235
                                                               -----------
                                                               $10,093,449
                                                               -----------

CHEMICALS - 2.8%
Monsanto Co.                                      19,336       $ 1,948,102
                                                               -----------

COMPUTER & BUSINESS EQUIPMENT - 2.5%
Digital Equipment Corp.*                           8,325       $   379,828
International Business Machines                   14,400         1,359,000
                                                               -----------
                                                               $ 1,738,828
                                                               -----------

DRUGS - 12.2%
Astra AB - Series A                               80,000       $ 2,869,840
Genentech Inc.* (Redeemable Common)               16,500           802,313
Merck & Co., Inc.                                 15,660           876,960
Pfizer Inc.                                       72,000         3,843,000
                                                               -----------
                                                               $ 8,392,113
                                                               -----------

ELECTRONIC INSTRUMENTS - 6.6%
Hewlett-Packard Co.                               54,600       $ 4,552,275
                                                               -----------

FINANCIAL - MISC. - 2.4%
Federal National Mortgage Association             15,655       $ 1,620,293
                                                               -----------

FOODS - 2.9%
McCormick & Co., Non-voting                       82,990       $ 1,981,386
                                                               -----------

INDUSTRIAL EQUIPMENT - 1.2%
Parker Hannifin Corp.                             22,369       $   850,022
                                                               -----------

INFORMATION SERVICES - 3.2%
Reuters Holdings PLC, ADR                         42,000       $ 2,220,750
                                                               -----------

INSURANCE - 9.3%
General Re Corp.                                  31,920       $ 4,819,920
St. Paul Cos., Inc.                               27,620         1,612,318
                                                               -----------
                                                               $ 6,432,238
                                                               -----------

MEDICAL PRODUCTS - 3.4%
Baxter International Inc.                         23,950       $   984,944
Sofamor/Danek Group, Inc.*                        50,000         1,387,500
                                                               -----------
                                                               $ 2,372,444
                                                               -----------

OIL & GAS - EQUIPMENT & SERVICE - 4.0%
Baker Hughes Inc.                                 39,234       $   799,393
Dresser Industries, Inc.                          79,800         1,905,225
                                                               -----------
                                                               $ 2,704,618
                                                               -----------

OIL & GAS - INTERGRATED - 4.2%
Exxon Corp.                                       19,998       $ 1,444,855
Phillips Petroleum Co.                            45,000         1,462,500
                                                               -----------
                                                               $ 2,907,355
                                                               -----------

PAPER & FOREST PRODUCTS - 1.8%
Champion International Corp.                       6,488       $   349,541
Weyerhaeuser Co.                                  19,380           884,213
                                                               -----------
                                                               $ 1,233,754
                                                               -----------

PRINTING & BUSINESS FORMS - 6.0%
Bowne & Co., Inc.                                 91,770       $ 1,858,342
Donnelley (R.R.) & Sons Co.                       47,896         1,867,944
Moore Corp., Ltd.                                 19,075           383,884
                                                               -----------
                                                               $ 4,110,170
                                                               -----------

PUBLISHING - 4.3%
Houghton Mifflin Co.                              63,700       $ 2,962,050
                                                               -----------

RESTAURANTS - 4.0%
McDonald's Corp.                                  72,000       $ 2,754,000
                                                               -----------

RETAIL - SPECIALTY & APPAREL - 5.1%
Home Depot, Inc. (The)                            40,000       $ 1,595,000
Toys "R" Us, Inc.                                 72,000         1,944,000
                                                               -----------
                                                               $ 3,539,000
                                                               -----------

TRANSPORTATION - 6.2%
CSX Corp.                                          7,635       $   642,294
Flightsafety International Ltd.                   15,000           688,125
Union Pacific Corp.                               44,530         2,950,112
                                                               -----------
                                                               $ 4,280,531
                                                               -----------
    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $12,289,250)                           $68,121,168
                                                               -----------

--------------------------------------------------------------------------
                         SHORT-TERM OBLIGATION - 0.8%
--------------------------------------------------------------------------
                                            Face Amount
                                            (000 Omitted)      Value
--------------------------------------------------------------------------
Ford Motor Credit Corp., 5.79%
  due 10/06/95, at amortized cost                    $574      $   573,632
                                                               -----------
    TOTAL INVESTMENTS
      (IDENTIFIED COST, $12,862,882) - 99.7%                   $68,694,800
    OTHER ASSETS, LESS LIABILITIES - 0.3%                          218,660
                                                               -----------
    NET ASSETS - 100%                                          $68,913,460
                                                               ===========
*Non-income producing security.

                      See notes to financial statements

                             FINANCIAL STATEMENTS


                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                        September 30, 1995 (Unaudited)
------------------------------------------------------------------------------
ASSETS:

  Investments, at value (Note 1A) (identified cost,
    $12,862,882)                                                 $68,694,800
  Cash                                                               104,276
  Dividends receivable                                               120,665
  Other assets                                                         3,890
                                                                 -----------
      Total assets                                               $68,923,631
LIABILITIES:
  Payable to affiliates --
    Directors' fees                                      $1,396
    Custodian fee                                         1,240
  Accrued expenses                                        7,535
                                                         ------
      Total liabilities                                               10,171
                                                                 -----------
NET ASSETS for 618,629 shares of capital stock outstanding       $68,913,460
                                                                 ===========

SOURCES OF NET ASSETS:
  Accumulated net realized gain on investment
    transactions (computed on the basis of identified
    cost), less the excess of cost of capital stock
    redeemed over proceeds from sales of capital stock
    (including shares issued to shareholders electing
    to receive payment of distributions in capital
    stock)                                                       $26,730,303
  Accumulated distributions of net realized gain on
    investments as computed for federal income tax
    purposes                                                      (7,889,247)
  Accumulated distributions in excess of net investment
    income                                                           (94,832)
  Unrealized appreciation of investments (computed on
    the basis of identified cost)                                 55,831,918
  Federal tax on undistributed net realized long-term
    capital gain, paid on behalf of
    shareholders (Note 1B)                                        (5,664,682)
                                                                 -----------
      Total                                                      $68,913,460
                                                                 ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($68,913,460 / 618,629 shares of capital stock outstanding)      $111.40
                                                                   =======


                      See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
             For the Six Months Ended September 30, 1995 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of foreign withholding tax of
      $6,848)                                                     $   579,760
    Interest                                                           35,974
                                                                  -----------
        Total income                                              $   615,734
  Expenses --
    Investment adviser fee (Note 4)                  $  201,575
    Compensation of Directors not members of the
      Investment Adviser's organization                   2,989
    Custodian fees (Note 4)                              16,936
    Legal and accounting services                        27,199
    Transfer and dividend disbursing agent fees           7,500
    Printing and postage                                  4,738
    Miscellaneous                                         6,760
                                                     ----------
        Total expenses                                                267,697
                                                                  -----------
          Net investment income                                   $   348,037

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments, computed on the
    basis of identified cost                         $1,425,304
  Change in unrealized appreciation of investments    8,734,716
                                                     ----------
        Net realized and unrealized gain on
          investments                                              10,160,020
                                                                  -----------
          Net increase in net assets from
            operations                                            $10,508,057
                                                                  ===========


                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                                    Six Months
                                                       Ended
                                                   September 30,   Year Ended
                                                        1995        March 31,
                                                    (Unaudited)       1995
                                                    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                           $   348,037   $   710,576
    Net realized gain on investments                  1,425,304     3,624,776
    Change in unrealized appreciation of
      investments                                     8,734,716     4,423,113
                                                    -----------   -----------
      Increase in net assets from operations        $10,508,057   $ 8,758,465
                                                    -----------   -----------
  Distributions to shareholders --
    From net investment income                      $  (348,037)  $  (703,364)
    In excess of net investment income                  (24,154)         --
                                                    -----------   -----------
      Total distributions to shareholders           $  (372,191)  $  (703,364)
                                                    -----------   -----------
  Net decrease from capital stock transactions      $(1,473,239)  $(2,839,262)
                                                    -----------   -----------
      Net increase in net assets                    $ 8,662,627   $ 5,215,839

NET ASSETS:
  At beginning of period                             60,250,833    55,034,994
                                                    -----------   -----------
  At end of period (including distributions in
    excess of net investment income of $94,832 and
    $70,678, respectively)                          $68,913,460   $60,250,833
                                                    ===========   ===========


                      See notes to financial statements

                                                      FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------
                                           Six Months
                                              Ended
                                          September 30,                          Year Ended March 31,
                                              1995           ---------------------------------------------------------------
                                           (Unaudited)       1995          1994          1993          1992          1991
                                          --------           -------       -------       -------       -------       -------
NET ASSET VALUE, beginning of period      $ 95.160           $82.660       $86.990       $82.070       $72.750       $63.420
                                          --------           -------       -------       -------       -------       -------
  INCOME FROM OPERATIONS:
    Net investment income                 $  0.560           $ 1.095       $ 0.920       $ 0.958       $ 1.061       $ 1.099
    Net realized and unrealized gain
      (loss) on investments                 16.280            12.495        (4.330)        4.962         9.399         9.421
                                          --------           -------       -------       -------       -------       -------
      Total income (loss) from operations $ 16.840           $13.590        (3.410)      $ 5.920       $10.460       $10.520
                                          --------           -------       -------       -------       -------       -------
  LESS DISTRIBUTIONS:
    From net investment income            $ (0.560)          $(1.090)      $(0.920)      $(0.958)      $(1.064)      $(1.190)
    In excess of net investment income      (0.040)             --            --            --            --            --
    From paid-in capital                      --                --            --          (0.042)       (0.076)         --
                                          --------           -------       -------       -------       -------       -------
      Total distributions                 $ (0.600)          $(1.090)      $(0.920)      $(1.000)      $(1.140)      $(1.190)
                                          --------           -------       -------       -------       -------       -------
NET ASSET VALUE, end of period            $111.400           $95.160       $82.660       $86.990       $82.070       $72.750
                                          ========           =======       =======       =======       =======       =======

TOTAL RETURN(1)                              17.73%           16.56%       (3.94)%         7.31%        14.47%        16.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (000 omitted)                           $ 68,913           $60,251       $55,035       $62,127       $63,824       $58,514
  Ratio of net expenses to average
    net assets                                0.83%+           0.83%         0.81%         0.82%         0.83%         0.90%
  Ratio of net investment income to
    average net assets                        1.08%+           1.27%         1.09%         1.13%         1.38%         1.71%
PORTFOLIO TURNOVER                               3%               0%            5%            2%            5%            7%

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date.

 +  Computed on an annualized basis.


                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at closing bid prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its taxable income from dividends, interest and net realized short-term capital gain. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1995, the Fund, for Federal income tax purposes, had a capital loss carryover of $149,841 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 2002. The Fund generally designates as undistributed any taxable net realized long-term gain (but reserves the right to distribute such gain in any year) and pays the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

C. OTHER -- Investment transactions are accounted for on a trade date basis. Dividend income and dividends to shareholders are recorded on the ex-dividend date.

D. DISTRIBUTIONS -- Generally accepted accounting principles require that differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

E. INTERIM FINANCIAL INFORMATION -- The interim financial statements relating to September 30, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

--------------------------------------------------------------------------------
(2) CAPITAL STOCK
At September 30, 1995, there were 5,860,670 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                  Six Months Ended
                                 September 30, 1995           Year Ended
                                     (Unaudited)            March 31, 1994
                               -----------------------  ----------------------
                                Shares       Amount      Shares      Amount
                                ------       ------      ------      ------

Redemptions                     (15,001)  $(1,525,348)  (33,818)  $(2,937,924)
Issued to shareholders
  electing to receive payment
  of distributions in capital
  stock                             493        52,109     1,118        98,662
                                  -----     ---------     -----     ---------
    Net decrease                (14,508)  $(1,473,239)  (32,700)  $(2,839,262)
                                =======   ===========   =======   ===========

--------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments other than short-term obligations, aggregated $1,644,380 and $223,750. In addition, investments having an aggregate market value of $1,465,358 at dates of redemption were distributed in payment for capital stock redeemed.

--------------------------------------------------------------------------------
(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee, computed at the monthly rate of 5/96 of 1% ( 5/8 of 1% annually) of the Fund's average monthly net assets, was paid to Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Except as to directors of the Fund who are not members of EVM's organization, officers and directors receive remuneration for their services to the Fund out of such investment adviser fee. The custodian fee was paid to Investors Bank & Trust Company (IBT), an affiliate of EVM, for its services as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. Certain of the officers and directors of the Fund are officers and directors/trustees of the above organizations. Directors of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(5) LINE OF CREDIT
The Fund participates with other funds managed by EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period.

------------------------------------------------------------------------------
(6) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation/depreciation in value of the investments owned at September 30, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $12,863,093
                                                                   ===========
Gross unrealized appreciation                                      $55,881,087
Gross unrealized depreciation                                           49,380
                                                                   -----------
    Net unrealized appreciation                                    $55,831,707
                                                                   ===========

--------------------------------------------------------------------------------
(7) SPECIAL MEETING IN LIEU OF THE ANNUAL SHAREHOLDER MEETING
Depositors Fund of Boston, Inc. (the Fund) held a special meeting in lieu of its annual shareholder meeting on September 21, 1995. On August 10, 1995, the record date of the meeting, the Fund had 619,714.545 shares outstanding, of which 395,656.559 shares were represented at the meeting. The votes at the meeting were as follows:

Item 1: The election of Landon T. Clay, Donald R. Dwight, Samuel L. Hayes,
        III, Norton H. Reamer, John L. Thorndike, and Jack L. Treynor as Directors of the Fund and James L. O'Connor and Thomas Otis as Treasurer and Clerk, respectively, of the Fund.

                                                            Number of Shares
                                                       -----------------------
Nominees for Director                                  Affirmative    Withheld
---------------------                                  -----------    --------
Landon T. Clay                                         394,292.920    1,363.639
Donald R. Dwight                                       394,292.920    1,363.639
Samuel L. Hayes, III                                   394,292.920    1,363.639
Norton H. Reamer                                       394,292.920    1,363.639
John L. Thorndike                                      394,292.920    1,363.639
Jack L. Treynor                                        394,292.920    1,363.639

For Treasurer
-------------
James L. O'Connor                                      394,292.920    1,363.639

For Clerk
---------
Thomas Otis                                            394,292.920    1,363.639

Item 2: The ratification of the selection of Deloitte & Touche LLP as independent certified public accountants to the Fund.

                                                            Number of Shares
                                                            ----------------
Affirmative                                                      395,656.559
Against                                                                0.000
Abstain                                                                0.000

Item 3: The approval of an amendment to the By-Laws of the Fund.

                                                            Number of Shares
                                                            ----------------
Affirmative                                                      394,322.668
Against                                                                0.000
Abstain                                                            1,333.891

                                 INVESTMENT MANAGEMENT
DEPOSITORS FUND      OFFICERS AND STAFF                       INDEPENDENT DIRECTORS
OF BOSTON, INC.
24 Federal Street    LANDON T. CLAY                           DONALD R. DWIGHT
Boston, MA 02110     President, Director                      President,
                                                                Dwight Partners, Inc.
                     JAMES B. HAWKES                            Chairman, Newspapers of
                     Vice President                             New England, Inc.

                     THOMAS E. FAUST, JR.                     SAMUEL L. HAYES, III
                     Vice President and Portfolio Manager     Jacob H. Schiff Professor of
                                                                Investment Banking,
                     JAMES L. O'CONNOR                          Harvard University
                     Treasurer                                  Graduate School of
                                                                Business Administration
                     THOMAS OTIS
                     Clerk                                    NORTON H. REAMER
                                                              President and Director,
                                                                United Asset
                                                                Management Corporation

                                                              JOHN L. THORNDIKE
                                                              Director,
                                                              Fiduciary Trust Incorporated

                                                              JACK L. TREYNOR
                                                              Investment Adviser and
                                                              Consultant

                     ---------------------------------------------------------------------

                     DEPOSITORS FUND OF                       TRANSFER AND DIVIDEND
                     BOSTON, INC.                             DISBURSING AGENT
                     24 Federal Street                        The Shareholder
                     Boston, MA 02110                         Services Group, Inc.
                                                              BOS725
                     INVESTMENT ADVISER                       P.O. Box 1559
                     Eaton Vance Management                   Boston, MA 02104
                     24 Federal Street                        800-262-1122
                     Boston, MA 02110

                     CUSTODIAN
                     Investors Bank & Trust Company
                     24 Federal Street
                     Boston, MA 02110

                               DEPOSITORS FUND
                               OF BOSTON, INC.

                           PERFORMANCE RESULTS+
------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                      (STANDARDIZED SEC PERFORMANCE DATA
                    FOR THE PERIODS ENDED SEPTEMBER 30, 1995)
------------------------------------------------------------------------------
One year                                                                32.87%
------------------------------------------------------------------------------
Five years                                                              15.81%
------------------------------------------------------------------------------
Ten years                                                               13.72%
------------------------------------------------------------------------------
Life of Fund (4/26/65)                                                   9.13%
------------------------------------------------------------------------------
                           CUMULATIVE TOTAL RETURN
                                 LIFE OF FUND
                             (4/26/65 TO 9/30/95)
------------------------------------------------------------------------------
Depositors Fund of Boston                                            1,329.15%
------------------------------------------------------------------------------
Dow Jones Industrial Average                                         1,513.30%
------------------------------------------------------------------------------
Standard & Poor's 500                                                1,689.20%
------------------------------------------------------------------------------

+ Past performance is no guarantee of future results. Investment returns and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The Dow Jones Industrial Average and the Standard & Poor's 500 are unmanaged lists of common stocks.

  This report must be preceded or accompanied by a prospectus which contains more complete information on the Fund including its distribution plan, sales charges and expenses. Please read the prospectus carefully before investing.


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                                  EATON VANCE
                              The Boston Tradition

                             Funds offered through
                         Eaton Vance Distributors, Inc.

                 24 Federal Street, Boston, Massachusetts 02110